Consolidated Statements of Comprehensive Income - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024 [2]
Statement of comprehensive income [abstract]
Net income	[1]	€ 5,837	€ 2,263
Attributable to equity holders of Sanofi	[1]	5,812	2,246
Attributable to non-controlling interests	[1]	25	17
Other comprehensive income:
Actuarial gains/(losses)	[1]	111	235
Change in fair value of equity instruments included in financial assets and financial liabilities	[1]	222	(10)
Tax effects	[1]	(92)	(59)
Items not subsequently reclassifiable to profit or loss from continuing operations	[1]	241	166
Change in fair value of debt instruments included in financial assets	[1]	3	(5)
Change in fair value of cash flow hedges	[1]	(23)	(3)
Change in currency translation differences	[1]	(5,203)	1,040
Tax effects	[1]	(95)	35
Items subsequently reclassifiable to profit or loss	[1]	(5,318)	1,067
Other comprehensive income/(loss) from continuing operations for the period, net of taxes (A+B)	[1]	(5,077)	1,233
Other comprehensive income/(loss) for the period from discontinued operations, net of taxes (C)	[1]	303	(23)
Comprehensive income	[1]	1,063	3,496
Attributable to equity holders of Sanofi	[1]	1,076	3,471
Comprehensive income, attributable to owners of parent, continuing operations	[1]	(2,097)	3,264
Comprehensive income, attributable to owners of parent, discontinued operations	[1]	3,173	207
Attributable to non-controlling interests	[1]	€ (13)	€ 25

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.